FAIR VALUE (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	$ 2,476,800	$ 231,200
Balance	2,476,800	231,200
Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	0	0
Balance	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	0	0
Balance	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	2,476,800	231,200
Balance	$ 2,476,800	$ 231,200